UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Equity Market Index Funds

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Portfolio Summary

EQUITY INDEX 500 FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 25.5% 28.1%
Health Care 15.7 13.4
Financials 11.6 12.4
Consumer Discretionary 9.8 10.6
Industrials and Business
Services 8.8 8.7
Communication Services 7.2 8.3
Consumer Staples 7.2 6.6
Energy 5.2 4.1
Utilities 3.2 2.5
Materials 2.7 2.5
Real Estate 2.7 2.5
Other and Reserves 0.4 0.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 24.3% 26.4%
Health Care 15.5 13.4
Financials 12.2 12.9
Consumer Discretionary 9.9 10.8
Industrials and Business
Services 9.8 10.0
Communication Services 6.7 7.7
Consumer Staples 6.6 6.1
Energy 5.2 4.1
Real Estate 3.3 2.9
Materials 3.0 2.7
Utilities 3.0 2.5
Other and Reserves 0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Industrials and Business
Services 15.8% 18.1%
Information Technology 18.0 17.7
Financials 16.0 15.6
Health Care 13.8 12.9
Consumer Discretionary 11.3 12.1
Real Estate 6.4 5.9
Energy 4.9 4.3
Materials 4.3 4.0
Communication Services 3.7 4.1
Consumer Staples 3.0 2.8
Utilities 2.2 1.9
Other and Reserves 0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
6/30/23
Apple 7.7%
Microsoft 6.8
Alphabet 3.6
Amazon.com 3.1
NVIDIA 2.8
Tesla 1.9
Meta Platforms 1.7
Berkshire Hathaway 1.6
UnitedHealth Group 1.2
Exxon Mobil 1.2
Johnson & Johnson 1.2
JPMorgan Chase 1.1
Visa 1.0
Eli Lilly 1.0
Broadcom 1.0
Procter & Gamble 1.0
Mastercard 0.9
Home Depot 0.8
Merck 0.8
Chevron 0.7
PepsiCo 0.7
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Adobe 0.6
Total 44.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
6/30/23
Apple 6.6%
Microsoft 5.8
Alphabet 3.1
Amazon.com 2.7
NVIDIA 2.4
Tesla 1.6
Meta Platforms 1.5
Berkshire Hathaway 1.4
UnitedHealth Group 1.0
Exxon Mobil 1.0
JPMorgan Chase 1.0
Johnson & Johnson 1.0
Visa 0.9
Eli Lilly 0.9
Broadcom 0.8
Procter & Gamble 0.8
Mastercard 0.8
Home Depot 0.7
Merck 0.7
Chevron 0.6
PepsiCo 0.6
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Walmart 0.5
Total 38.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
6/30/23
Uber Technologies 1.4%
Blackstone 1.0
Marvell Technology 0.8
Airbnb 0.8
Snowflake 0.8
Workday 0.8
Lululemon Athletica 0.7
Cheniere Energy 0.6
Trade Desk 0.6
Apollo Global Management 0.6
Block 0.5
Ferguson 0.5
Crowdstrike Holdings 0.5
KKR 0.5
Veeva Systems 0.5
MongoDB 0.5
VMware 0.5
Seagen 0.4
HubSpot 0.4
Atlassian 0.4
Palantir Technologies 0.4
Datadog 0.4
Alnylam Pharmaceuticals 0.4
Horizon Therapeutics 0.4
DoorDash 0.3
Total 14.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Equity Market Index Funds

EQUITY INDEX 500 FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,167.90 $1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.85   0.95
I Class
Actual   1,000.00   1,168.70   0.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.55   0.25
Z Class
Actual   1,000.00   1,169.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,163.30 $1.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.80   1.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.20%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,125.20 $1.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.55   1.25
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C50-051 8/23

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market Index
Fund –
.

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 41 .03 $ 51 .79 $ 41 .94 $ 35 .56 $ 27 .69 $ 30 .13
Investment activities
Net investment
income
(1)(2)
0 .31 0 .59 0 .49 0 .54 0 .52 0 .52
Net realized and
unrealized gain/loss 6 .39 ( 10 .74 ) 10 .15 6 .49 7 .96 ( 2 .16 )
Total from
investment activities 6 .70 ( 10 .15 ) 10 .64 7 .03 8 .48 ( 1 .64 )
Distributions
Net investment
income — ( 0 .60 ) ( 0 .53 ) ( 0 .49 ) ( 0 .54 ) ( 0 .49 )
Net realized gain — ( 0 .01 ) ( 0 .26 ) ( 0 .16 ) ( 0 .07 ) ( 0 .31 )
Total distributions — ( 0 .61 ) ( 0 .79 ) ( 0 .65 ) ( 0 .61 ) ( 0 .80 )
NET ASSET VALUE
End of period $ 47 .73 $ 41 .03 $ 51 .79 $ 41 .94 $ 35 .56 $ 27 .69

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
16 .33% ( 19 .61 ) % 25 .41% 19 .82% 30 .67% ( 5 .59 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .20%
(4)
0 .21% 0 .26% 0 .30% 0 .30% 0 .30%
Net expenses after
waivers/payments
by Price Associates 0 .20%
(4)
0 .21% 0 .26% 0 .30% 0 .30% 0 .30%
Net investment
income 1 .40%
(4)
1 .34% 1 .03% 1 .52% 1 .60% 1 .69%
Portfolio turnover rate 2 .0% 4 .8% 20 .0% 10 .1% 4 .7% 6 .5%
Net assets, end of
period (in millions) $2,117 $1,870 $2,661 $2,431 $2,116 $1,630
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 7.7%
Diversified Telecommunication Services 0.7%
AT&T  324,945 5,183
ATN International  7,701 282
GCI Liberty, Class A, EC  (1)(2) 6,211 —
Globalstar  (2) 187,300 202
Iridium Communications  10,017 622
Liberty Global, Class A  (2) 9,307 157
Liberty Global, Class C  (2) 6,207 111
Lumen Technologies  (3) 110,680 250
Verizon Communications  199,924 7,435
14,242
Entertainment 1.3%
Activision Blizzard  (2) 31,662 2,669
AMC Entertainment Holdings, Class A  (2)(3) 16,045 71
Electronic Arts  11,800 1,530
Liberty Media-Liberty Formula One, Class A  (2) 5,400 365
Liberty Media-Liberty Formula One, Class C  (2) 14,600 1,099
Live Nation Entertainment  (2) 9,072 826
Madison Square Garden Sports  533 100
Netflix  (2) 21,973 9,679
Playtika Holding  (2) 34,200 397
ROBLOX, Class A  (2) 17,768 716
Roku  (2) 7,141 457
Take-Two Interactive Software  (2) 7,167 1,055
Walt Disney  (2) 91,524 8,171
Warner Bros Discovery  (2) 79,824 1,001
Warner Music Group, Class A  (3) 9,761 255
28,391
Interactive Media & Services 4.7%
Alphabet, Class A  (2) 289,826 34,692
Alphabet, Class C  (2) 249,534 30,186
IAC  (2) 8,300 521
Match Group  (2) 19,023 796
Meta Platforms, Class A  (2) 108,267 31,071
Pinterest, Class A  (2) 33,221 908
Snap, Class A  (2) 44,822 531
Vimeo  (2) 25,908 107
Ziff Davis  (2) 2,400 168
ZoomInfo Technologies, Class A  (2) 12,000 305
99,285

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.8%
AMC Networks, Class A  (2) 15,225 182
Charter Communications, Class A  (2) 4,006 1,472
Comcast, Class A  202,219 8,402
DISH Network, Class A  (2)(3) 40,830 269
Entravision Communications, Class A  15,000 66
Fox, Class A  10,361 352
Gray Television  34,500 272
Interpublic Group  8,939 345
Liberty Broadband, Class C  (2) 2,000 160
New York Times, Class A  7,800 307
News, Class A  32,096 626
News, Class B  23,655 467
Nexstar Media Group, Class A  913 152
Omnicom Group  6,900 657
Paramount Global, Class B  41,994 668
Scholastic  10,500 408
TEGNA  10,400 169
Trade Desk, Class A  (2) 28,700 2,216
17,190
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications  16,502 321
Telephone & Data Systems  21,900 180
T-Mobile U.S.  (2) 31,500 4,375
4,876
Total Communication Services 163,984
CONSUMER DISCRETIONARY 10.8%
Automobile Components 0.2%
Aptiv (2) 9,400 960
Autoliv  9,000 765
BorgWarner  16,517 808
Fox Factory Holding  (2) 1,500 163
Lear  1,400 201
Mobileye Global, Class A  (2) 2,060 79
Modine Manufacturing  (2) 22,150 731
QuantumScape  (2)(3) 31,500 252
Standard Motor Products  1,600 60
Stoneridge  (2) 6,900 130
Visteon  (2) 3,600 517
XPEL  (2) 3,100 261
4,927
Automobiles 1.9%
Ford Motor  157,752 2,387

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors  59,820 2,307
Rivian Automotive, Class A  (2)(3) 17,611 293
Tesla  (2) 130,298 34,108
Thor Industries  (3) 4,800 497
Winnebago Industries  4,499 300
39,892
Broadline Retail 2.8%
Amazon.com (2) 436,257 56,870
eBay  20,800 930
Etsy  (2) 5,142 435
Kohl's  18,400 424
Ollie's Bargain Outlet Holdings  (2) 4,699 272
58,931
Distributors 0.1%
Genuine Parts  4,800 812
LKQ  9,900 577
Pool  1,205 452
1,841
Diversified Consumer Services 0.1%
Adtalem Global Education  (2) 8,500 292
Bright Horizons Family Solutions  (2) 9,096 841
Frontdoor  (2) 8,450 269
H&R Block  11,652 371
Service Corp International  2,800 181
Strategic Education  6,453 438
2,392
Hotels, Restaurants & Leisure 2.3%
Airbnb, Class A  (2) 20,002 2,563
Aramark  9,000 387
Booking Holdings  (2) 2,046 5,525
Boyd Gaming  6,500 451
Caesars Entertainment  (2) 5,784 295
Carnival  (2) 36,330 684
Chipotle Mexican Grill  (2) 1,470 3,144
Chuy's Holdings  (2) 11,200 457
Cracker Barrel Old Country Store  (3) 1,524 142
Darden Restaurants  3,800 635
Domino's Pizza  2,700 910
DoorDash, Class A  (2) 13,800 1,055
DraftKings, Class A  (2) 37,700 1,002
Expedia Group  (2) 5,790 633
Hilton Grand Vacations  (2) 5,040 229
Hilton Worldwide Holdings  14,999 2,183
Jack in the Box  1,518 148

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  (2) 20,172 1,170
Light & Wonder  (2) 2,700 186
Marriott International, Class A  11,756 2,159
Marriott Vacations Worldwide  2,386 293
McDonald's  35,403 10,565
MGM Resorts International  25,900 1,138
Norwegian Cruise Line Holdings  (2) 19,254 419
Papa John's International  1,800 133
Penn Entertainment  (2) 9,484 228
Planet Fitness, Class A  (2) 4,261 287
Royal Caribbean Cruises  (2) 10,000 1,037
SeaWorld Entertainment  (2) 6,300 353
Six Flags Entertainment  (2) 6,826 177
Starbucks  55,538 5,502
Travel + Leisure  8,330 336
Vail Resorts  2,100 529
Wendy's  17,675 384
Wingstop  1,900 380
Wyndham Hotels & Resorts  5,130 352
Wynn Resorts  6,906 729
Yum! Brands  9,300 1,289
48,089
Household Durables 0.5%
DR Horton  15,100 1,837
Ethan Allen Interiors  18,600 526
Garmin  7,417 773
Helen of Troy  (2)(3) 1,800 194
Hovnanian Enterprises, Class A  (2) 3,343 332
iRobot  (2) 2,200 100
La-Z-Boy  9,300 266
Leggett & Platt  3,300 98
Lennar, Class A  11,393 1,428
MDC Holdings  10,345 484
Meritage Homes  5,082 723
Mohawk Industries  (2) 2,113 218
Newell Brands  17,554 153
NVR  (2) 210 1,334
PulteGroup  2,839 220
Taylor Morrison Home  (2) 14,879 726
TopBuild  (2) 3,033 807
Tri Pointe Homes  (2) 20,885 686
Whirlpool  2,822 420
11,325
Leisure Products 0.1%
Brunswick  7,200 624

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hasbro  6,700 434
Mattel  (2) 37,900 740
Peloton Interactive, Class A  (2) 31,681 244
Polaris  2,500 302
YETI Holdings  (2) 4,600 179
2,523
Specialty Retail 2.2%
Advance Auto Parts  1,150 81
American Eagle Outfitters  18,850 222
AutoZone  (2) 1,010 2,518
Bath & Body Works  18,200 682
Best Buy  10,000 819
Burlington Stores  (2) 7,337 1,155
CarMax  (2) 3,491 292
Container Store Group  (2) 42,756 134
Dick's Sporting Goods  3,600 476
Five Below  (2) 3,704 728
Floor & Decor Holdings, Class A  (2) 7,691 800
Foot Locker  (3) 3,003 81
GameStop, Class A  (2) 8,800 213
Group 1 Automotive  1,200 310
Home Depot  51,113 15,878
Lithia Motors  1,300 395
LL Flooring Holdings  (2) 61,800 237
Lowe's  27,800 6,274
Murphy USA  1,200 373
O'Reilly Automotive  (2) 3,582 3,422
Petco Health & Wellness  (2)(3) 12,000 107
PetMed Express  (3) 15,900 219
RH  (2)(3) 1,100 363
Ross Stores  21,900 2,456
Sleep Number  (2) 3,650 100
TJX  60,490 5,129
Tractor Supply  3,500 774
Ulta Beauty  (2) 2,160 1,016
Upbound Group  9,052 282
Valvoline  11,587 435
Victoria's Secret  (2) 6,080 106
Wayfair, Class A  (2) 5,318 346
Williams-Sonoma  (3) 2,266 284
46,707
Textiles, Apparel & Luxury Goods 0.6%
Carter's  3,300 239
Columbia Sportswear  3,600 278
Crocs  (2) 4,500 506

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deckers Outdoor  (2) 1,468 775
Lululemon Athletica  (2) 4,618 1,748
Movado Group  6,600 177
NIKE, Class B  64,400 7,108
Ralph Lauren  (3) 4,600 567
Skechers USA, Class A  (2) 11,600 611
Tapestry  15,446 661
Unifi  (2) 21,432 173
VF  10,200 195
13,038
Total Consumer Discretionary 229,665
CONSUMER STAPLES 6.1%
Beverages 1.5%
Boston Beer, Class A  (2) 700 216
Brown-Forman, Class B  5,900 394
Celsius Holdings  (2) 1,467 219
Coca-Cola  196,266 11,819
Coca-Cola Consolidated  350 222
Constellation Brands, Class A  9,781 2,407
Keurig Dr Pepper  50,654 1,584
Molson Coors Beverage, Class B  4,202 277
Monster Beverage  (2) 41,400 2,378
PepsiCo  67,394 12,483
31,999
Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings  (2) 7,600 479
Casey's General Stores  2,181 532
Chefs' Warehouse  (2) 7,700 275
Costco Wholesale  22,203 11,954
Dollar General  12,408 2,107
Dollar Tree  (2) 13,293 1,907
Fresh Market, EC  (1)(2) 3,800 —
Kroger  32,200 1,513
Performance Food Group  (2) 8,746 527
Sysco  20,526 1,523
Target  20,100 2,651
United Natural Foods  (2) 4,400 86
Walgreens Boots Alliance  21,374 609
Walmart  69,347 10,900
35,063
Food Products 1.0%
Archer-Daniels-Midland  20,072 1,517
Bunge  3,671 346
Campbell Soup  5,580 255

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Conagra Brands  40,325 1,360
Darling Ingredients  (2) 16,200 1,033
Flowers Foods  17,835 444
Fresh Del Monte Produce  9,900 255
Freshpet  (2) 3,934 259
General Mills  32,788 2,515
Hershey  7,638 1,907
Hormel Foods  11,000 442
Ingredion  3,302 350
J M Smucker  1,716 253
John B. Sanfilippo & Son  3,400 399
Kellogg  8,607 580
Kraft Heinz  42,959 1,525
Lamb Weston Holdings  3,062 352
McCormick  10,556 921
Mondelez International, Class A  71,976 5,250
Post Holdings  (2) 3,120 270
Simply Good Foods  (2) 7,018 257
Tootsie Roll Industries  2,706 96
TreeHouse Foods  (2) 3,428 173
Tyson Foods, Class A  15,309 781
21,540
Household Products 1.2%
Church & Dwight  8,195 821
Clorox  4,186 666
Colgate-Palmolive  39,896 3,074
Energizer Holdings  4,298 144
Kimberly-Clark  20,200 2,789
Procter & Gamble  116,864 17,733
Spectrum Brands Holdings  900 70
25,297
Personal Care Products 0.2%
BellRing Brands  (2) 9,955 364
Edgewell Personal Care  4,448 184
Estee Lauder, Class A  12,400 2,435
Herbalife  (2) 20,600 273
3,256
Tobacco 0.5%
Altria Group  77,000 3,488
Philip Morris International  80,200 7,829
Vector Group  10,255 132
11,449
Total Consumer Staples 128,604

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY 4.1%
Energy Equipment & Services 0.4%
Baker Hughes  36,900 1,166
ChampionX  15,100 469
Halliburton  47,729 1,575
Helmerich & Payne  14,774 524
NOV  35,554 570
Oceaneering International  (2) 23,453 439
Schlumberger  65,911 3,237
TechnipFMC  (2) 61,202 1,017
Weatherford International  (2) 1,200 80
9,077
Oil, Gas & Consumable Fuels 3.7%
APA  25,986 888
Callon Petroleum  (2) 6,246 219
Cheniere Energy  11,400 1,737
Chesapeake Energy  10,200 854
Chevron  82,150 12,926
Chord Energy  2,136 328
Civitas Resources  5,422 376
CNX Resources  (2) 19,300 342
ConocoPhillips  59,633 6,179
Coterra Energy  33,408 845
Devon Energy  34,863 1,685
Diamondback Energy  8,000 1,051
Dorian LPG  8,030 206
DT Midstream  14,491 718
EOG Resources  29,481 3,374
EQT  15,300 629
Exxon Mobil  196,986 21,127
Hess  14,800 2,012
International Seaways  1,400 54
Kinder Morgan  92,377 1,591
Kosmos Energy  (2) 51,000 305
Magnolia Oil & Gas, Class A  29,052 607
Marathon Oil  38,702 891
Marathon Petroleum  23,920 2,789
Murphy Oil  17,543 672
Occidental Petroleum  32,666 1,921
ONEOK  21,000 1,296
Ovintiv  3,131 119
Par Pacific Holdings  (2) 13,687 364
PBF Energy, Class A  2,000 82
Peabody Energy  4,100 89
Phillips 66  19,174 1,829

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pioneer Natural Resources  11,700 2,424
Range Resources  22,846 672
SM Energy  18,563 587
Southwestern Energy  (2) 77,181 464
Targa Resources  17,000 1,294
Texas Pacific Land  155 204
Valero Energy  17,735 2,080
Williams  62,085 2,026
World Kinect  14,500 300
78,156
Total Energy 87,233
FINANCIALS 12.9%
Banks 3.3%
1st Source  5,268 221
Ameris Bancorp  5,753 197
Bank of America  349,153 10,017
Bank of Hawaii  (3) 4,000 165
Bank OZK  6,200 249
BankUnited  13,400 289
Berkshire Hills Bancorp  8,800 182
Cadence Bank  8,900 175
Capitol Federal Financial  20,700 128
Central Pacific Financial  10,800 170
Citigroup  95,526 4,398
Citizens Financial Group  23,200 605
Comerica  9,516 403
Cullen/Frost Bankers  4,200 452
Customers Bancorp  (2) 5,400 163
CVB Financial  12,039 160
East West Bancorp  9,692 512
Fifth Third Bancorp  41,090 1,077
First BanCorp Puerto Rico  47,600 582
First Business Financial Services  10,000 295
First Citizens BancShares, Class A  519 666
First Financial Bancorp  13,370 273
First Merchants  8,330 235
Flushing Financial  9,350 115
Fulton Financial  19,774 236
Glacier Bancorp  2,900 90
Hancock Whitney  10,100 388
Home BancShares  16,400 374
Huntington Bancshares  113,909 1,228
JPMorgan Chase  143,688 20,898
KeyCorp  29,913 276
M&T Bank  9,334 1,155

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Bank Holdings, Class A  10,200 296
NBT Bancorp  9,400 299
New York Community Bancorp  26,787 301
Northfield Bancorp  20,200 222
Old National Bancorp  19,280 269
Pacific Premier Bancorp  15,200 314
Park National  3,215 329
Peoples Bancorp  6,097 162
Pinnacle Financial Partners  4,100 232
PNC Financial Services Group  20,449 2,576
Popular  11,796 714
Prosperity Bancshares  3,400 192
Regions Financial  49,756 887
Renasant  5,175 135
S&T Bancorp  12,700 345
Seacoast Banking  12,900 285
SouthState  4,788 315
Synovus Financial  5,828 176
Towne Bank  14,400 335
Truist Financial  50,658 1,538
U.S. Bancorp  72,779 2,405
UMB Financial  2,896 176
United Bankshares  7,400 220
Washington Federal  4,342 115
Webster Financial  14,495 547
Wells Fargo  193,660 8,265
WesBanco  8,200 210
Western Alliance Bancorp  8,500 310
WSFS Financial  4,200 158
Zions Bancorp  8,501 228
68,930
Capital Markets 2.8%
Affiliated Managers Group  3,000 450
Ameriprise Financial  4,300 1,428
Ares Management, Class A  13,616 1,312
Artisan Partners Asset Management, Class A  6,600 259
Bank of New York Mellon  36,160 1,610
BGC Partners, Class A  81,696 362
BlackRock  6,513 4,501
Blackstone  30,468 2,833
Blue Owl Capital  43,317 505
Cboe Global Markets  3,900 538
Charles Schwab  78,446 4,446
CME Group  17,304 3,206
Coinbase Global, Class A  (2) 8,600 615

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Donnelley Financial Solutions  (2) 7,925 361
FactSet Research Systems  1,550 621
Franklin Resources  (3) 8,000 214
Goldman Sachs Group  15,233 4,913
Intercontinental Exchange  27,564 3,117
Invesco  30,900 519
Janus Henderson Group  9,941 271
Jefferies Financial Group  12,300 408
KKR  21,413 1,199
Lazard, Class A  10,067 322
LPL Financial Holdings  4,300 935
MarketAxess Holdings  2,500 654
Moody's  5,914 2,056
Morgan Stanley  71,059 6,068
MSCI  4,117 1,932
Nasdaq  15,000 748
Northern Trust  12,000 890
Open Lending, Class A  (2) 20,600 217
Raymond James Financial  12,787 1,327
S&P Global  16,186 6,489
SEI Investments  4,700 280
State Street  19,854 1,453
Tradeweb Markets, Class A  10,857 744
Virtus Investment Partners  2,975 587
58,390
Consumer Finance 0.6%
Ally Financial  10,650 288
American Express  25,700 4,477
Bread Financial Holdings  4,204 132
Capital One Financial  18,555 2,029
Discover Financial Services  14,500 1,694
LendingClub  (2) 13,800 135
Navient  15,900 295
OneMain Holdings  17,500 765
SLM  32,600 532
SoFi Technologies, Class A  (2) 34,700 289
Synchrony Financial  27,785 943
11,579
Financial Services 4.0%
Affirm Holdings  (2) 8,200 126
Apollo Global Management  24,266 1,864
Berkshire Hathaway, Class B  (2) 85,120 29,026
Block, Class A  (2) 22,694 1,511
Equitable Holdings  26,203 712
Euronet Worldwide  (2) 5,000 587

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fidelity National Information Services  34,091 1,865
Fiserv  (2) 36,096 4,553
FleetCor Technologies  (2) 6,100 1,531
Global Payments  18,439 1,817
Jack Henry & Associates  3,400 569
Mastercard, Class A  41,699 16,400
MGIC Investment  22,400 354
PayPal Holdings  (2) 49,812 3,324
PennyMac Financial Services  2,895 203
Radian Group  11,700 296
Visa, Class A  80,355 19,083
Voya Financial  11,500 825
Western Union  10,592 124
WEX  (2) 2,700 491
85,261
Insurance 2.1%
Aflac  20,000 1,396
Allstate  10,800 1,178
American Financial Group  5,750 683
American International Group  47,312 2,722
Aon, Class A  9,258 3,196
Arch Capital Group  (2) 15,600 1,168
Arthur J Gallagher  8,500 1,866
Assurant  3,500 440
Axis Capital Holdings  9,100 490
Brown & Brown  2,266 156
BRP Group, Class A  (2) 9,900 245
Chubb  22,033 4,243
Cincinnati Financial  6,869 668
CNA Financial  10,300 398
Erie Indemnity, Class A  2,000 420
Everest Re Group  2,200 752
Fidelity National Financial  16,896 608
First American Financial  8,285 472
Genworth Financial, Class A  (2) 83,400 417
Globe Life  3,522 386
Hanover Insurance Group  4,700 531
Hartford Financial Services Group  24,300 1,750
Kemper  5,500 265
Loews  9,500 564
Markel Group  (2) 420 581
Marsh & McLennan  27,199 5,116
MBIA  (2) 15,000 130
MetLife  38,874 2,198
Old Republic International  10,987 276

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Principal Financial Group  11,100 842
Progressive  25,485 3,373
Prudential Financial  14,700 1,297
RenaissanceRe Holdings  3,592 670
Safety Insurance Group  4,900 351
Selective Insurance Group  3,487 335
Travelers  12,523 2,175
United Fire Group  15,300 347
Unum Group  19,238 918
W R Berkley  2,788 166
Willis Towers Watson  5,106 1,202
44,991
Mortgage Real Estate Investment Trusts 0.1%
AG Mortgage Investment Trust, REIT  (3) 34,500 211
AGNC Investment, REIT  (3) 23,200 235
Annaly Capital Management, REIT  18,175 364
Ares Commercial Real Estate, REIT  (3) 13,200 134
Chimera Investment, REIT  (3) 45,500 262
Franklin BSP Realty Trust, REIT  18,840 267
Granite Point Mortgage Trust, REIT  25,800 137
New York Mortgage Trust, REIT  23,275 231
Redwood Trust, REIT  25,700 164
Starwood Property Trust, REIT  (3) 23,400 454
TPG RE Finance Trust, REIT  28,900 214
Two Harbors Investment, REIT  16,575 230
2,903
Total Financials 272,054
HEALTH CARE 13.4%
Biotechnology 2.5%
AbbVie  88,439 11,915
ACADIA Pharmaceuticals  (2) 26,956 646
Akero Therapeutics  (2) 4,122 193
Alkermes  (2) 16,100 504
Alnylam Pharmaceuticals  (2) 6,950 1,320
Amgen  23,987 5,326
Apellis Pharmaceuticals  (2) 11,200 1,020
Aptevo Therapeutics  (2) 46,200 68
Arcturus Therapeutics Holdings  (2) 5,522 158
Avidity Biosciences  (2) 8,708 97
Biogen  (2) 8,520 2,427
BioMarin Pharmaceutical  (2) 8,800 763
Blueprint Medicines  (2) 9,700 613
BrainStorm Cell Therapeutics  (2)(3) 41,700 86
Celldex Therapeutics  (2) 8,000 271

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dynavax Technologies  (2) 11,700 151
Exact Sciences  (2) 10,700 1,005
Gilead Sciences  57,320 4,418
Horizon Therapeutics  (2) 9,300 957
IGM Biosciences  (2)(3) 12,500 115
Incyte  (2) 4,600 286
Insmed  (2) 32,980 696
Intellia Therapeutics  (2) 7,000 286
Ionis Pharmaceuticals  (2) 20,894 857
IVERIC bio  (2) 11,000 433
Karuna Therapeutics  (2) 1,600 347
Ligand Pharmaceuticals  (2) 1,904 137
Moderna  (2) 14,982 1,820
Natera  (2) 7,200 350
Neurocrine Biosciences  (2) 8,600 811
Nurix Therapeutics  (2) 11,600 116
Olema Pharmaceuticals  (2) 40,000 361
Prothena  (2) 5,946 406
RAPT Therapeutics  (2) 7,400 138
Regeneron Pharmaceuticals  (2) 5,787 4,158
Replimune Group  (2) 14,100 327
Sangamo Therapeutics  (2) 67,782 88
Sarepta Therapeutics  (2) 5,432 622
Scholar Rock Holding  (2) 10,000 75
Seagen  (2) 7,272 1,400
Stoke Therapeutics  (2)(3) 14,400 153
Tenaya Therapeutics  (2)(3) 31,015 182
Ultragenyx Pharmaceutical  (2) 9,700 448
United Therapeutics  (2) 2,300 508
Vertex Pharmaceuticals  (2) 13,638 4,799
Vir Biotechnology  (2) 6,936 170
Xencor  (2) 23,700 592
52,619
Health Care Equipment & Supplies 2.9%
Abbott Laboratories  78,749 8,585
Align Technology  (2) 3,550 1,255
Baxter International  31,774 1,448
Becton Dickinson & Company  15,502 4,093
Boston Scientific  (2) 58,806 3,181
Cooper  2,200 843
DENTSPLY SIRONA  13,533 542
Dexcom  (2) 21,881 2,812
Edwards Lifesciences  (2) 25,220 2,379
Embecta  8,400 181
Envista Holdings  (2) 9,300 315

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GE HealthCare Technologies  19,830 1,611
Globus Medical, Class A  (2) 7,291 434
Haemonetics  (2) 4,888 416
Hologic  (2) 14,544 1,178
ICU Medical  (2) 2,000 356
IDEXX Laboratories  (2) 2,900 1,456
Inari Medical  (2) 9,549 555
Inspire Medical Systems  (2) 2,235 726
Insulet  (2) 4,100 1,182
Intuitive Surgical  (2) 19,100 6,531
iRhythm Technologies  (2) 3,066 320
Lantheus Holdings  (2) 5,170 434
Medtronic  59,344 5,228
Merit Medical Systems  (2) 5,443 455
Nevro  (2) 5,900 150
Novocure  (2) 4,600 191
Omnicell  (2) 3,200 236
Penumbra  (2) 2,100 722
QuidelOrtho  (2) 3,437 285
ResMed  8,200 1,792
Shockwave Medical  (2) 3,000 856
STERIS  6,495 1,461
Stryker  17,954 5,478
Teleflex  4,000 968
Zimmer Biomet Holdings  11,920 1,736
60,391
Health Care Providers & Services 2.8%
Acadia Healthcare  (2) 6,290 501
Amedisys  (2) 4,900 448
AmerisourceBergen  6,964 1,340
AMN Healthcare Services  (2) 4,652 508
Brookdale Senior Living  (2) 43,700 184
Cardinal Health  11,315 1,070
Centene  (2) 20,888 1,409
Cigna Group  15,338 4,304
CorVel  (2) 1,750 339
CVS Health  59,983 4,147
DaVita  (2) 3,598 361
Elevance Health  12,904 5,733
Encompass Health  6,689 453
Ensign Group  6,917 660
Guardant Health  (2) 7,800 279
HCA Healthcare  9,962 3,023
Henry Schein  (2) 7,100 576
Humana  6,969 3,116

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Laboratory Corp. of America Holdings  2,195 530
McKesson  7,751 3,312
Molina Healthcare  (2) 3,694 1,113
OPKO Health  (2)(3) 124,700 271
Option Care Health  (2) 16,466 535
Pennant Group  (2) 10,350 127
Psychemedics  2,375 11
Quest Diagnostics  4,500 632
Select Medical Holdings  23,430 746
Surgery Partners  (2) 12,333 555
UnitedHealth Group  46,059 22,138
Universal Health Services, Class B  1,300 205
58,626
Health Care Technology 0.1%
Doximity, Class A  (2) 8,600 293
Multiplan  (2)(3) 114,100 241
NextGen Healthcare  (2) 14,600 237
Phreesia  (2) 9,200 285
Teladoc Health  (2) 5,848 148
Veeva Systems, Class A  (2) 7,400 1,463
2,667
Life Sciences Tools & Services 1.4%
10X Genomics, Class A  (2) 7,628 426
Adaptive Biotechnologies  (2) 46,380 311
Agilent Technologies  17,987 2,163
Avantor  (2) 28,382 583
Bio-Rad Laboratories, Class A  (2) 700 265
Bio-Techne  7,600 621
Bruker  2,778 205
Charles River Laboratories International  (2) 2,935 617
CryoPort  (2)(3) 7,000 121
Danaher  32,789 7,869
Illumina  (2) 7,400 1,388
IQVIA Holdings  (2) 6,025 1,354
Mettler-Toledo International  (2) 1,110 1,456
Omniab, Earn Out Shares $12.50  (2) 722 1
Omniab, Earn Out Shares $15.00  (2) 722 —
Repligen  (2) 2,956 418
Revvity  3,635 432
Thermo Fisher Scientific  18,992 9,909
Waters  (2) 1,332 355
West Pharmaceutical Services  4,400 1,683
30,177

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 3.7%
Amneal Pharmaceuticals  (2) 46,400 144
Arvinas  (2) 5,800 144
Axsome Therapeutics  (2)(3) 3,700 266
Bristol-Myers Squibb  95,784 6,125
Cassava Sciences  (2)(3) 5,900 145
Catalent  (2) 4,941 214
Elanco Animal Health  (2) 54,449 548
Eli Lilly  39,364 18,461
Intra-Cellular Therapies  (2) 3,600 228
Jazz Pharmaceuticals  (2) 2,804 348
Johnson & Johnson  124,939 20,680
Merck  121,134 13,978
Organon  19,423 404
Perrigo  7,998 271
Pfizer  258,702 9,489
Prestige Consumer Healthcare  (2) 4,483 266
Royalty Pharma, Class A  4,419 136
Theravance Biopharma  (2)(3) 16,371 169
Viatris  95,187 950
Zoetis  26,200 4,512
77,478
Total Health Care 281,958
INDUSTRIALS & BUSINESS SERVICES 10.0%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings  (2) 10,500 576
Axon Enterprise  (2) 3,600 702
Boeing  (2) 27,200 5,744
BWX Technologies  5,038 361
General Dynamics  11,610 2,498
HEICO, Class A  3,909 550
Hexcel  7,400 562
Howmet Aerospace  24,600 1,219
Huntington Ingalls Industries  2,000 455
L3Harris Technologies  11,601 2,271
Lockheed Martin  9,700 4,466
Northrop Grumman  7,095 3,234
Parsons  (2) 4,800 231
Raytheon Technologies  65,599 6,426
Spirit AeroSystems Holdings, Class A  (3) 8,566 250
Textron  18,700 1,265
TransDigm Group  2,700 2,414
Triumph Group  (2) 27,400 339
Virgin Galactic Holdings  (2) 24,600 95

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodward  2,800 333
33,991
Air Freight & Logistics 0.5%
CH Robinson Worldwide  7,047 665
Expeditors International of Washington  2,636 319
FedEx  14,100 3,496
GXO Logistics  (2) 6,500 408
United Parcel Service, Class B  35,622 6,385
11,273
Building Products 0.7%
A.O. Smith  9,300 677
AAON  5,603 531
Allegion  6,066 728
Armstrong World Industries  3,647 268
AZZ  9,900 430
Builders FirstSource  (2) 1,718 234
Carlisle  2,600 667
Carrier Global  43,239 2,149
Fortune Brands Innovations  7,600 547
Gibraltar Industries  (2) 5,500 346
Johnson Controls International  26,442 1,802
Lennox International  2,400 782
Masco  16,900 970
Owens Corning  5,600 731
PGT Innovations  (2) 17,007 496
Trane Technologies  12,900 2,467
Trex  (2) 9,100 596
Zurn Elkay Water Solutions  15,500 417
14,838
Commercial Services & Supplies 0.5%
ACCO Brands  61,567 321
Aris Water Solution, Class A  (3) 13,200 136
Brady, Class A  6,500 309
BrightView Holdings  (2) 15,000 108
Cintas  2,957 1,470
Copart  (2) 17,000 1,550
CoreCivic  (2) 28,898 272
Ennis  2,800 57
Enviri  (2) 47,600 470
HNI  16,200 456
MillerKnoll  16,400 242
MSA Safety  1,400 243
Pitney Bowes  59,800 212
Republic Services  9,797 1,501

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rollins  7,425 318
Steelcase, Class A  30,300 234
Tetra Tech  825 135
UniFirst  1,400 217
VSE  2,500 137
Waste Management  14,560 2,525
10,913
Construction & Engineering 0.3%
Arcosa  5,500 417
Bowman Consulting Group  (2) 2,300 73
Dycom Industries  (2) 4,600 523
Fluor  (2) 15,158 449
Granite Construction  12,950 515
MasTec  (2) 7,350 867
Quanta Services  8,064 1,584
WillScot Mobile Mini Holdings  (2) 17,968 859
5,287
Electrical Equipment 0.7%
AMETEK  14,037 2,272
Beam Global  (2)(3) 11,900 123
Eaton  16,026 3,223
Emerson Electric  24,300 2,196
GrafTech International  76,200 384
Hubbell  4,362 1,446
nVent Electric  11,046 571
Plug Power  (2)(3) 39,000 405
Regal Rexnord  4,755 732
Rockwell Automation  6,715 2,212
Sensata Technologies Holding  2,800 126
Shoals Technologies Group, Class A  (2) 16,300 417
Sunrun  (2) 12,766 228
Thermon Group Holdings  (2) 10,400 277
Vicor  (2) 2,700 146
14,758
Ground Transportation 1.1%
Avis Budget Group  (2) 979 224
CSX  117,900 4,020
JB Hunt Transport Services  4,300 778
Knight-Swift Transportation Holdings  8,950 497
Landstar System  1,977 381
Lyft, Class A  (2) 20,642 198
Norfolk Southern  12,570 2,850
Old Dominion Freight Line  4,750 1,756
Ryder System  3,300 280

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia  (2) 2,551 874
Uber Technologies  (2) 103,780 4,480
Union Pacific  28,155 5,761
Universal Logistics Holdings  2,100 61
Werner Enterprises  4,275 189
22,349
Industrial Conglomerates 0.9%
3M  26,200 2,622
General Electric  57,554 6,322
Honeywell International  34,423 7,143
Roper Technologies  5,800 2,789
18,876
Machinery 2.0%
AGCO  5,100 670
Alamo Group  2,700 497
Caterpillar  24,052 5,918
Chart Industries  (2) 2,400 384
Cummins  8,500 2,084
Deere  11,947 4,841
Dover  5,000 738
EnPro Industries  2,768 370
Esab  4,003 266
ESCO Technologies  3,357 348
Flowserve  9,400 349
Fortive  20,450 1,529
Graco  6,061 523
Helios Technologies  3,200 212
IDEX  4,627 996
Illinois Tool Works  13,660 3,417
Ingersoll Rand  23,959 1,566
ITT  5,400 503
John Bean Technologies  5,509 668
Lincoln Electric Holdings  3,300 656
Middleby  (2) 3,312 490
Mueller Water Products, Class A  27,004 438
Nordson  2,800 695
Otis Worldwide  27,369 2,436
PACCAR  29,007 2,426
Parker-Hannifin  7,213 2,813
RBC Bearings  (2) 2,600 565
Snap-on  2,600 749
Stanley Black & Decker  10,580 992
Terex  6,100 365
Timken  5,100 467
Toro  6,284 639

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Watts Water Technologies, Class A  3,200 588
Westinghouse Air Brake Technologies  8,088 887
Xylem  7,400 833
41,918
Marine Transportation 0.0%
Matson  4,400 342
Pangaea Logistics Solutions  10,100 68
410
Passenger Airlines 0.2%
Alaska Air Group  (2) 7,700 410
Allegiant Travel  (2) 5,500 695
American Airlines Group  (2) 17,046 306
Delta Air Lines  (2) 21,500 1,022
JetBlue Airways  (2) 42,800 379
Southwest Airlines  32,485 1,176
United Airlines Holdings  (2) 9,315 511
4,499
Professional Services 1.0%
Automatic Data Processing  18,000 3,956
Barrett Business Services  2,600 227
Booz Allen Hamilton Holding  11,566 1,291
Broadridge Financial Solutions  8,525 1,412
CACI International, Class A  (2) 1,800 613
Ceridian HCM Holding  (2) 12,591 843
Clarivate  (2)(3) 19,900 190
Equifax  6,300 1,482
Forrester Research  (2) 4,081 119
Franklin Covey  (2) 3,600 157
FTI Consulting  (2) 2,523 480
Genpact  7,500 282
Huron Consulting Group  (2) 6,221 528
Insperity  4,400 523
Jacobs Solutions  3,700 440
Korn Ferry  7,000 347
Leidos Holdings  8,599 761
ManpowerGroup  2,900 230
Mastech Digital  (2) 18,002 178
Maximus  3,800 321
Paychex  11,823 1,323
Paycom Software  2,465 792
Paylocity Holding  (2) 2,700 498
Robert Half International  4,000 301
Science Applications International  2,300 259
SS&C Technologies Holdings  7,370 447

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransUnion  14,500 1,136
TrueBlue  (2) 5,400 96
Upwork  (2) 18,800 175
Verisk Analytics  7,727 1,746
21,153
Trading Companies & Distributors 0.5%
Air Lease  10,687 447
Beacon Roofing Supply  (2) 6,100 506
Fastenal  17,900 1,056
Ferguson  8,732 1,374
GATX  2,700 348
GMS  (2) 7,143 494
McGrath RentCorp  3,600 333
MSC Industrial Direct, Class A  5,100 486
NOW  (2) 22,030 228
SiteOne Landscape Supply  (2) 3,300 552
United Rentals  3,800 1,693
Univar Solutions  (2) 8,200 294
Veritiv  3,000 377
Watsco  (3) 2,000 763
WW Grainger  2,000 1,577
Xometry, Class A  (2)(3) 2,000 42
10,570
Total Industrials & Business Services 210,835
INFORMATION TECHNOLOGY 26.4%
Communications Equipment 0.8%
ADTRAN Holdings  18,600 196
Arista Networks  (2) 12,900 2,090
Ciena  (2) 9,699 412
Cisco Systems  189,612 9,810
Extreme Networks  (2) 23,733 618
F5  (2) 900 132
Juniper Networks  22,280 698
Lumentum Holdings  (2)(3) 5,248 298
Motorola Solutions  8,414 2,468
Ubiquiti  (3) 600 105
Viasat  (2) 8,500 351
17,178
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  31,600 2,684
Arrow Electronics  (2) 2,700 387
Belden  4,100 392
CDW  5,100 936
Cognex  8,700 487

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coherent  (2) 8,004 408
Corning  35,810 1,255
FARO Technologies  (2) 9,800 159
Insight Enterprises  (2) 3,650 534
IPG Photonics  (2) 2,600 353
Keysight Technologies  (2) 10,790 1,807
Knowles  (2) 19,600 354
Littelfuse  1,900 554
MicroVision  (2)(3) 42,800 196
Napco Security Technologies  (3) 12,214 423
Novanta  (2) 2,964 546
Plexus  (2) 4,700 462
Sanmina  (2) 3,602 217
TE Connectivity  15,838 2,220
Teledyne Technologies  (2) 3,679 1,512
Trimble  (2) 12,900 683
TTM Technologies  (2) 9,200 128
Vishay Intertechnology  13,620 400
Vontier  8,300 267
Zebra Technologies, Class A  (2) 1,250 370
17,734
IT Services 1.3%
Accenture, Class A  32,593 10,058
Akamai Technologies  (2) 5,400 485
Cloudflare, Class A  (2) 15,100 987
Cognizant Technology Solutions, Class A  26,300 1,717
DXC Technology  (2) 13,700 366
EPAM Systems  (2) 3,300 742
Fastly, Class A  (2) 12,076 190
Gartner  (2) 2,256 790
GoDaddy, Class A  (2) 7,086 532
International Business Machines  40,132 5,370
Kratos Defense & Security Solutions  (2) 18,817 270
Kyndryl Holdings  (2) 10,005 133
MongoDB  (2) 3,793 1,559
Okta  (2) 7,552 524
Perficient  (2) 4,460 372
Snowflake, Class A  (2) 12,800 2,253
Twilio, Class A  (2) 8,386 533
VeriSign  (2) 4,200 949
27,830
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices  (2) 83,298 9,489
Analog Devices  22,060 4,298
Applied Materials  39,778 5,750

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Broadcom  20,458 17,746
Cirrus Logic  (2) 4,187 339
Diodes  (2) 4,440 411
Enphase Energy  (2) 7,143 1,196
Entegris  11,554 1,280
First Solar  (2) 4,900 931
Intel  186,126 6,224
KLA  7,340 3,560
Lam Research  6,966 4,478
Lattice Semiconductor  (2) 7,100 682
Marvell Technology  52,016 3,110
Microchip Technology  25,888 2,319
Micron Technology  59,980 3,785
MKS Instruments  4,680 506
Monolithic Power Systems  2,751 1,486
NVIDIA  120,949 51,164
NXP Semiconductors  9,387 1,921
ON Semiconductor  (2) 23,430 2,216
Onto Innovation  (2) 3,500 408
Power Integrations  3,800 360
Qorvo  (2) 1,652 169
QUALCOMM  55,900 6,654
Semtech  (2) 8,300 211
SiTime  (2) 1,800 212
Skyworks Solutions  6,779 750
SolarEdge Technologies  (2) 2,600 700
Teradyne  7,973 888
Texas Instruments  45,116 8,122
Wolfspeed  (2)(3) 2,704 150
141,515
Software 9.9%
Adobe (2) 21,923 10,720
ANSYS  (2) 3,341 1,103
Appian, Class A  (2) 3,772 180
AppLovin, Class A  (2) 13,400 345
Asana, Class A  (2) 7,900 174
Aspen Technology  (2) 2,296 385
Atlassian, Class A  (2) 8,692 1,459
Autodesk  (2) 10,721 2,194
BILL Holdings  (2) 5,700 666
Black Knight  (2) 10,363 619
Cadence Design Systems  (2) 16,549 3,881
Cerence  (2) 6,437 188
CommVault Systems  (2) 3,700 269
Confluent, Class A  (2) 15,208 537

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consensus Cloud Solutions  (2) 3,100 96
Crowdstrike Holdings, Class A  (2) 9,430 1,385
Datadog, Class A  (2) 13,300 1,308
Digital Turbine  (2) 21,500 200
DocuSign  (2) 14,149 723
Dolby Laboratories, Class A  5,000 418
Dynatrace  (2) 12,300 633
Fair Isaac  (2) 1,105 894
Five9  (2) 4,800 396
Fortinet  (2) 28,600 2,162
Gen Digital  33,164 615
Guidewire Software  (2) 3,100 236
HubSpot  (2) 3,117 1,659
InterDigital  3,600 348
Intuit  14,605 6,692
Manhattan Associates  (2) 5,093 1,018
Microsoft  361,912 123,245
MicroStrategy, Class A  (2)(3) 800 274
New Relic  (2) 4,800 314
Nutanix, Class A  (2) 3,700 104
Oracle  69,535 8,281
PagerDuty  (2) 10,400 234
Palantir Technologies, Class A  (2) 88,646 1,359
Palo Alto Networks  (2) 15,200 3,884
Pegasystems  11,438 564
Procore Technologies  (2) 7,700 501
PTC  (2) 4,380 623
RingCentral, Class A  (2) 5,108 167
Salesforce  (2) 51,159 10,808
ServiceNow  (2) 9,834 5,526
Smartsheet, Class A  (2) 13,200 505
Splunk  (2) 4,925 522
Sprout Social, Class A  (2)(3) 2,800 129
Synopsys  (2) 9,035 3,934
Tyler Technologies  (2) 950 396
UiPath, Class A  (2) 23,075 382
Unity Software  (2) 4,000 174
Upland Software  (2) 23,900 86
VMware, Class A  (2) 10,195 1,465
Workday, Class A  (2) 11,400 2,575
Workiva  (2) 4,500 457
Zoom Video Communications, Class A  (2) 12,256 832
Zscaler  (2) 5,675 830
209,674

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals 6.9%
Apple  717,094 139,095
Dell Technologies, Class C  7,073 383
Hewlett Packard Enterprise  78,499 1,319
HP  46,318 1,422
NetApp  6,942 530
Pure Storage, Class A  (2) 25,000 920
Seagate Technology Holdings  6,739 417
Super Micro Computer  (2) 2,500 623
Turtle Beach  (2) 24,700 288
Western Digital  (2) 26,603 1,009
146,006
Total Information Technology 559,937
MATERIALS 2.7%
Chemicals 1.7%
Air Products & Chemicals  12,200 3,654
Albemarle  3,800 848
Axalta Coating Systems  (2) 11,200 368
Cabot  5,120 343
Celanese  6,340 734
CF Industries Holdings  13,240 919
Chemours  11,980 442
Corteva  34,645 1,985
Dow  29,867 1,591
DuPont de Nemours  16,861 1,205
Eastman Chemical  3,840 322
Ecolab  9,311 1,738
FMC  8,200 856
HB Fuller  4,200 300
Huntsman  20,279 548
Ingevity  (2) 1,912 111
International Flavors & Fragrances  11,175 889
Kronos Worldwide  12,600 110
Linde  25,204 9,605
LyondellBasell Industries, Class A  8,582 788
Minerals Technologies  8,400 485
Mosaic  16,582 580
PPG Industries  14,467 2,145
Quaker Chemical  1,100 214
RPM International  10,900 978
Scotts Miracle-Gro  3,636 228
Sherwin-Williams  13,800 3,664
35,650

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction Materials 0.2%
Eagle Materials  1,240 231
Martin Marietta Materials  3,800 1,754
Vulcan Materials  7,566 1,706
3,691
Containers & Packaging 0.3%
Amcor  79,300 791
AptarGroup  1,790 207
Avery Dennison  4,800 825
Ball  18,000 1,048
Berry Global Group  6,200 399
Crown Holdings  2,596 226
International Paper  21,444 682
Myers Industries  17,660 343
O-I Glass  (2) 5,487 117
Packaging Corp. of America  7,400 978
Sealed Air  10,577 423
Westrock  16,376 476
6,515
Metals & Mining 0.5%
Arconic (2) 7,497 222
Carpenter Technology  3,459 194
Cleveland-Cliffs  (2) 38,200 640
Coeur Mining  (2) 80,190 228
Commercial Metals  11,800 622
Compass Minerals International  7,000 238
Freeport-McMoRan  56,278 2,251
Hecla Mining  87,800 452
McEwen Mining  (2)(3) 27,000 194
Newmont  28,409 1,212
Nucor  11,662 1,912
Reliance Steel & Aluminum  3,300 896
Royal Gold  4,100 471
Steel Dynamics  10,600 1,155
TimkenSteel  (2) 21,900 472
11,159
Paper & Forest Products 0.0%
Clearwater Paper  (2) 3,264 102
Louisiana-Pacific  10,400 780
882
Total Materials 57,897

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 2.9%
Diversified Real Estate Investment Trusts 0.0%
One Liberty Properties, REIT  6,399 130
WP Carey, REIT  4,802 324
454
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  18,100 364
Universal Health Realty Income Trust, REIT  1,200 57
Ventas, REIT  23,018 1,088
Welltower, REIT  26,190 2,118
3,627
Hotel & Resort Real Estate Investment Trusts 0.1%
Apple Hospitality REIT, REIT  14,800 224
Chatham Lodging Trust, REIT  24,900 233
Hersha Hospitality Trust, Class A, REIT  27,600 168
Host Hotels & Resorts, REIT  40,419 680
Ryman Hospitality Properties, REIT  4,368 406
1,711
Industrial Real Estate Investment Trusts 0.4%
EastGroup Properties, REIT  2,600 451
First Industrial Realty Trust, REIT  11,000 579
Innovative Industrial Properties, REIT  (3) 2,700 197
Prologis, REIT  43,850 5,377
Rexford Industrial Realty, REIT  15,177 793
STAG Industrial, REIT  16,900 607
Terreno Realty, REIT  9,500 571
8,575
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  7,800 885
Boston Properties, REIT  4,900 282
City Office REIT, REIT  24,700 138
Cousins Properties, REIT  5,931 135
Douglas Emmett, REIT  (3) 12,900 162
Highwoods Properties, REIT  8,900 213
JBG SMITH Properties, REIT  13,782 208
Kilroy Realty, REIT  11,938 359
SL Green Realty, REIT  (3) 8,644 260
Vornado Realty Trust, REIT  21,456 389
3,031
Real Estate Management & Development 0.2%
CBRE Group, Class A  (2) 7,679 620
CoStar Group  (2) 19,990 1,779
Douglas Elliman  43,708 97

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
eXp World Holdings  (3) 13,900 282
Jones Lang LaSalle  (2) 1,300 202
Newmark Group, Class A  19,318 120
Opendoor Technologies, Class A  (2)(3) 86,500 348
Redfin  (2)(3) 21,700 269
RMR Group, Class A  3,631 84
Seritage Growth Properties, Class A, REIT  (2) 15,650 140
St. Joe  8,500 411
Zillow Group, Class A  (2) 6,600 325
Zillow Group, Class C  (2) 7,500 377
5,054
Residential Real Estate Investment Trusts 0.4%
American Homes 4 Rent, Class A, REIT  16,408 582
Apartment Income REIT, REIT  13,462 486
AvalonBay Communities, REIT  8,386 1,587
Camden Property Trust, REIT  2,738 298
Elme Communities, REIT  9,602 158
Equity LifeStyle Properties, REIT  13,200 883
Equity Residential, REIT  20,000 1,319
Essex Property Trust, REIT  4,594 1,076
Invitation Homes, REIT  21,183 729
Mid-America Apartment Communities, REIT  3,288 499
Sun Communities, REIT  7,586 990
UDR, REIT  5,979 257
8,864
Retail Real Estate Investment Trusts 0.4%
Acadia Realty Trust, REIT  27,391 394
Agree Realty, REIT  6,060 396
Federal Realty Investment Trust, REIT  2,900 281
Getty Realty, REIT  7,958 269
Kimco Realty, REIT  39,909 787
Kite Realty Group Trust, REIT  15,600 349
Macerich, REIT  23,200 261
NNN REIT, REIT  5,100 218
Realty Income, REIT  26,253 1,570
Regency Centers, REIT  5,100 315
Retail Opportunity Investments, REIT  26,500 358
Simon Property Group, REIT  14,838 1,713
SITE Centers, REIT  13,809 183
Urban Edge Properties, REIT  17,417 269
Whitestone REIT, REIT  28,900 280
7,643
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  21,045 4,082

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crown Castle, REIT  19,237 2,192
CubeSmart, REIT  21,218 948
Digital Realty Trust, REIT  15,493 1,764
EPR Properties, REIT  7,971 373
Equinix, REIT  4,256 3,337
Extra Space Storage, REIT  8,600 1,280
Four Corners Property Trust, REIT  11,452 291
Gaming & Leisure Properties, REIT  8,060 391
Iron Mountain, REIT  14,891 846
Lamar Advertising, Class A, REIT  5,000 496
National Storage Affiliates Trust, REIT  9,800 341
Public Storage, REIT  8,352 2,438
Rayonier, REIT  9,440 296
Safehold, REIT  (3) 10,000 237
SBA Communications, REIT  7,000 1,622
Uniti Group, REIT  140,900 651
VICI Properties, REIT  29,915 940
Weyerhaeuser, REIT  38,825 1,301
23,826
Total Real Estate 62,785
UTILITIES 2.5%
Electric Utilities 1.5%
Alliant Energy  12,300 646
American Electric Power  21,350 1,798
Constellation Energy  14,740 1,350
Duke Energy  32,606 2,926
Edison International  19,000 1,320
Entergy  8,500 828
Evergy  10,665 623
Eversource Energy  19,224 1,363
Exelon  49,804 2,029
FirstEnergy  23,673 920
Hawaiian Electric Industries  11,358 411
IDACORP  4,685 481
MGE Energy  4,929 390
NextEra Energy  96,797 7,182
OGE Energy  13,600 488
Otter Tail  (3) 3,399 268
PG&E  (2) 92,200 1,593
Pinnacle West Capital  6,200 505
PPL  31,700 839
Southern  61,000 4,285
Xcel Energy  25,730 1,600
31,845

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.1%
Atmos Energy  5,305 617
National Fuel Gas  10,300 529
ONE Gas  6,700 515
Spire  4,113 261
UGI  5,100 137
2,059
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 646
Vistra  13,184 346
992
Multi-Utilities 0.7%
Ameren  15,000 1,225
Avista  7,210 283
Black Hills  6,400 386
CenterPoint Energy  24,400 711
CMS Energy  22,600 1,328
Consolidated Edison  11,576 1,046
Dominion Energy  48,827 2,529
DTE Energy  10,352 1,139
NiSource  25,408 695
Public Service Enterprise Group  22,200 1,390
Sempra Energy  17,051 2,482
WEC Energy Group  15,185 1,340
14,554
Water Utilities 0.1%
American States Water  6,400 557
American Water Works  6,700 956
Cadiz  (2)(3) 42,400 172
California Water Service Group  8,125 420
Essential Utilities  5,446 217
2,322
Total Utilities 51,772
Total Common Stocks (Cost $857,953) 2,106,724
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 9,742,212 9,742
9,742

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.248%, 12/14/23  (6) 680,000 664
664
Total Short-Term Investments (Cost $10,406) 10,406
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.13%  (4)(5) 10,860,702 10,861
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,861
Total Securities Lending Collateral (Cost $10,861) 10,861
Total Investments in Securities
100.5% of Net Assets
(Cost $879,220) $ 2,127,991
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(4) Seven-day yield
(5) Affiliated Companies
(6) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 9/23 1,713 $ 7
Long, 47 S&P 500 E-Mini Index contracts 9/23 10,547 311
Net payments (receipts) of variation margin to date (190)
Variation margin receivable (payable) on open futures contracts $ 128

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 194++
Totals $ —# $ — $ 194+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government
Reserve Fund, 5.13% $ 17,846  ¤   ¤ $ 20,603
Total $ 20,603^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $194 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,603.

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $879,220) $ 2,127,991
Dividends and interest receivable 1,467
Receivable for shares sold 605
Variation margin receivable on futures contracts 128
Other assets 50
Total assets 2,130,241
Liabilities
Obligation to return securities lending collateral 10,861
Payable for shares redeemed 1,556
Due to affiliates 167
Investment management fees payable 153
Payable to directors 2
Other liabilities 238
Total liabilities 12,977
NET ASSETS $ 2,117,264
Net Assets Consist of:
Total distributable earnings (loss) $ 1,261,995
Paid-in capital applicable to 44,358,643 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 855,269
NET ASSETS $ 2,117,264
NET ASSET VALUE PER SHARE $ 47.73

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $5) $ 15,539
Securities lending 120
    Interest 15
Total income 15,674
Expenses
Investment management 880
Shareholder servicing 848
Prospectus and shareholder reports 34
Custody and accounting 109
Registration 23
Proxy and annual meeting 18
Legal and audit 18
Directors 3
Miscellaneous 11
Repaid to Price Associates 3
Total expenses 1,947
Net investment income 13,727
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,034
Futures 712
Net realized gain 1,746
Change in net unrealized gain / loss
Securities 284,246
Futures 669
Change in net unrealized gain / loss 284,915
Net realized and unrealized gain / loss 286,661
INCREASE IN NET ASSETS FROM OPERATIONS
$ 300,388

T. ROWE PRICE Total Equity Market Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,727 $ 27,602
Net realized gain 1,746 52,026
Change in net unrealized gain / loss 284,915 (567,737)
Increase (decrease) in net assets from operations 300,388 (488,109)
Distributions to shareholders
Net earnings – (27,509)
Capital share transactions
*
Shares sold 81,479 204,448
Distributions reinvested – 24,940
Shares redeemed (134,699) (504,251)
Decrease in net assets from capital share
transactions (53,220) (274,863)
Net Assets
Increase (decrease) during period 247,168 (790,481)
Beginning of period 1,870,096 2,660,577
End of period $ 2,117,264 $ 1,870,096
*Share information (000s)
Shares sold 1,853 4,587
Distributions reinvested – 600
Shares redeemed (3,076) (10,976)
Decrease in shares outstanding (1,223) (5,789)

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund)
is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Total Equity Market Index Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Total Equity Market Index Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE Total Equity Market Index Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,106,723 $ 1 $ — $ 2,106,724
Short-Term Investments 9,742 664 — 10,406
Securities Lending Collateral 10,861 — — 10,861
Total Securities 2,127,326 665 — 2,127,991
Futures Contracts* 318 — — 318
Total $ 2,127,644 $ 665 $ — $ 2,128,309
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 318
*
Total $ 318
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 712
Total $ 712
Change in Unrealized
Gain (Loss)
Equity derivatives $ 669
Total $ 669

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $662,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and

T. ROWE PRICE Total Equity Market Index Fund

potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $10,446,000;
the value of cash collateral and related investments was $10,861,000.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $38,962,000 and $76,942,000, respectively, for the six months ended
June 30, 2023.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $881,018,000. Net unrealized gain aggregated $1,247,291,000 at period-end, of which $1,319,067,000 related to appreciated investments and $71,776,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment

T. ROWE PRICE Total Equity Market Index Fund

management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee and pay the fund for any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, expenses were waived/paid by and/
or repaid to Price Associates during the six months ended June 30, 2023 as indicated in the table below. At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense
Expense limitation 0.22%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $3

T. ROWE PRICE Total Equity Market Index Fund

limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30,
2023, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates; $407,000 for T. Rowe Price Services, Inc.; and $68,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Equity Market Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 410,062,298 1,655,973
Mark J. Parrell 409,937,671 1,709,010
Kellye L. Walker 410,159,459 1,646,826
Eric L. Veiel 407,150,354 4,595,210

T. ROWE PRICE Total Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Total Equity Market Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and a restructure from an all-inclusive management fee to a fee structure that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size. The fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the total expense ratio of the fund to exceed a certain percentage. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The
Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group) and second quintile (Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023